13F-HR/A

2/14/08

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F
                                 (Amendment No. 1)

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
This amendment (Check only one.): [ X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith,  February 14, 2008

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: 4,788,121

TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER     CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
China Nepstar Chain Drug ADR               ADRS STOCKS  16943C109 26159    1488000  SH       SOLE            1488000
Gildan Activewear Inc                      ADRS STOCKS  375916103 26342    640000   SH       SOLE            640000
Align Technology Inc                       COMMON STOCK 016255101 20516    1230000  SH       SOLE            1230000
Alliance Data Systems Corp.                COMMON STOCK 018581108 96504    1313000  SH       SOLE            1313000
American Medical Sys                       COMMON STOCK 02744M108 35267    2439000  SH       SOLE            2439000
Amicus Therapeutics                        COMMON STOCK 03152W109 1967     183000   SH       SOLE            183000
Aon Corp                                   COMMON STOCK 037389103 181937   3815000  SH       SOLE            3815000
Apple Computer Inc.                        COMMON STOCK 037833100 32683    165000   SH       SOLE            165000
Applied Biosystems Group - APP             COMMON STOCK 038020103 2815     83000    SH       SOLE            83000
Assurant Inc.                              COMMON STOCK 04621X108 77757    1162300  SH       SOLE            1162300
C.H. Robinson Worldwide Inc                COMMON STOCK 12541W209 51684    955000   SH       SOLE            955000
Cabot Oil & Gas Corp                       COMMON STOCK 127097103 8074     200000   SH       SOLE            200000
Carnival Corp.                             COMMON STOCK 143658300 150999   3394000  SH       SOLE            3394000
Cisco Systems                              COMMON STOCK 17275R102 3735     138000   SH       SOLE            138000
CMGI Inc.                                  COMMON STOCK 125750307 1        146      SH       SOLE            146
Commercial Metals Company                  COMMON STOCK 201723103 14077    478000   SH       SOLE            478000
Covidien Limited                           COMMON STOCK G2552X108 4694     106000   SH       SOLE            106000
CVS/Caremark Corp                          COMMON STOCK 126650100 81789    2057600  SH       SOLE            2057600
Delta Air Lines                            COMMON STOCK 247361702 17942    1205000  SH       SOLE            1205000
Devon Energy Corporation                   COMMON STOCK 25179M103 101890   1146000  SH       SOLE            1146000
Dillards Inc - Cl A                        COMMON STOCK 254067101 53891    2869600  SH       SOLE            2869600
Ensco International Inc.                   COMMON STOCK 26874Q100 20867    350000   SH       SOLE            350000
Federated Investors INC-CL B               COMMON STOCK 314211103 10495    255000   SH       SOLE            255000
Fiserv Inc                                 COMMON STOCK 337738108 220001   3964700  SH       SOLE            3964700
Gemstar-TV Guide Int'l Inc.                COMMON STOCK 36866W106 117101   24601100 SH       SOLE            24601100
Genworth Financial Inc                     COMMON STOCK 37247D106 104370   4101000  SH       SOLE            4101000
GLG Partners Inc                           COMMON STOCK 37929X107 72447    5327000  SH       SOLE            5327000
Global Payments Inc                        COMMON STOCK 37940X102 7461     160400   SH       SOLE            160400
Goodyear Tire & Rubber Co                  COMMON STOCK 382550101 2285     81000    SH       SOLE            81000
Google Inc.                                COMMON STOCK 38259P508 21297    30800    SH       SOLE            30800
Helix Energy Solutions Group Inc           COMMON STOCK 42330P107 29050    700000   SH       SOLE            700000
Illumina Inc.                              COMMON STOCK 452327109 70904    1196500  SH       SOLE            1196500
Invesco Limited                            COMMON STOCK G491BT108 432978   13797900 SH       SOLE            13797900
Kodiak Oil & Gas Corporation               COMMON STOCK 50015Q100 4400     2000000  SH       SOLE            2000000
Lumber Liquidators Inc                     COMMON STOCK 55003Q103 4272     475300   SH       SOLE            475300
Mastercard Inc                             COMMON STOCK 57636Q104 538322   2501500  SH       SOLE            2501500
Monster Worldwide Inc.                     COMMON STOCK 611742107 761      23500    SH       SOLE            23500
MSCI Inc                                   COMMON STOCK 55354G100 35900    934900   SH       SOLE            934900
News Corp Inc - Class A                    COMMON STOCK 65248E104 23461    1145000  SH       SOLE            1145000
NII Holdings Inc                           COMMON STOCK 62913F201 33601    695400   SH       SOLE            695400
Nike Inc. CL B                             COMMON STOCK 654106103 5074     79000    SH       SOLE            79000
Nucor Corp                                 COMMON STOCK 670346105 25523    431000   SH       SOLE            431000
Nymex Holdings Inc                         COMMON STOCK 62948N104 15365    115000   SH       SOLE            115000
Och-Ziff Capital Management                COMMON STOCK 67551U105 16425    625000   SH       SOLE            625000
Palm Inc                                   COMMON STOCK 696643105 645      101798   SH       SOLE            101798
Parallel Petroleum Corp                    COMMON STOCK 699157103 14104    800000   SH       SOLE            800000
PepsiCo                                    COMMON STOCK 713448108 12295    162000   SH       SOLE            162000
Plains Exploration & Production            COMMON STOCK 726505100 131868   2442000  SH       SOLE            2442000
Priceline.com                              COMMON STOCK 741503403 103753   903300   SH       SOLE            903300
Qualcomm Inc                               COMMON STOCK 747525103 518711   13182000 SH       SOLE            13182000
Rex Energy Corporation                     COMMON STOCK 761565100 14912    1250000  SH       SOLE            1250000
Schlumberger Ltd                           COMMON STOCK 806857108 29511    300000   SH       SOLE            300000
Sirius Satellite Radio Inc.                COMMON STOCK 82966U103 5014     1655000  SH       SOLE            1655000
Southwestern Energy                        COMMON STOCK 845467109 160429   2879200  SH       SOLE            2879200
St Jude Medical Inc.                       COMMON STOCK 790849103 32999    812000   SH       SOLE            812000
Staples Inc.                               COMMON STOCK 855030102 55467    2404300  SH       SOLE            2404300
State Street Corp                          COMMON STOCK 857477103 440185   5421000  SH       SOLE            5421000
TD Ameritrade Holding Corp                 COMMON STOCK 87236Y108 18615    928000   SH       SOLE            928000
Teradata Corporation                       COMMON STOCK 88076W103 44374    1618900  SH       SOLE            1618900
Tetra Technologies Inc                     COMMON STOCK 88162F105 42039    2700000  SH       SOLE            2700000
The First Marblehead Corp                  COMMON STOCK 320771108 10758    717600   SH       SOLE            717600
Thomson Corporation                        COMMON STOCK 884903105 67687    1680000  SH       SOLE            1680000
Time Warner Cable                          COMMON STOCK 88732J108 5244     190000   SH       SOLE            190000
Transocean Inc                             COMMON STOCK G90073100 98344    687000   SH       SOLE            687000
Trizetto Group Inc                         COMMON STOCK 896882107 2935     169000   SH       SOLE            169000
Vanguard Natural Resources LLC             COMMON STOCK 92205F106 2699     168700   SH       SOLE            168700
W.P. Stewart & Co. Ltd.                    COMMON STOCK G84922106 6        1300     SH       SOLE            1300
Waddell & Reed Financial-A                 COMMON STOCK 930059100 18712    518500   SH       SOLE            518500
Weatherford Intl Ltd.                      COMMON STOCK G95089101 153732   2241000  SH       SOLE            2241000
S REPORT SUMMARY 69 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.